Risk management	12 Months Ended
Dec. 31, 2023
Disclosure of financial risk management [abstract]
Risk management

Note 5 - Risk management

Financial risk factors

The activities of the Company do not significantly expose them to the following risks:

•
Price risks: Since the product prices (s) are not fluctuating in nature, in addition to the fact that the Company has many suppliers and is not subject to a single supplier.
•
Credit Risk: Since the Company mainly conducts the majority of its transactions in cash.

However, the activities of the Company expose them to exchange rate risks, interest rates risks and liquidity risks. Management focuses primarily on minimizing the potentially adverse effects on financial performance.

Risk management is carried out by the Corporative Director under the policies established by the Company. The Corporative Director identifies, evaluates and covers financial risks with the close cooperation of the General Accountant. The Company establish written principles for risk management in general, as well as written policies that cover specific areas such as liquidity risk, capital risk and investment of excess liquidity.

5.1.
Liquidity risk

Cash flow forecasts are developed by the Company's finance department. The treasury department monitors liquidity requirements to ensure that there is sufficient cash to meet operational needs so that the Company do not breach its financial commitments. Cash flow forecasts consider the financing plans of the Company, as well as the fulfillment of the objectives of the internal financial metrics.

The excess cash on the working capital requirements that the Company have, are managed by the treasury department that invests them in financial institutions with high credit rating, choosing the instruments with the appropriate maturities or sufficient liquidity that give the Company the sufficient margin in accordance with the cash flow forecasts mentioned above.

The Company finances its operations through the combination of:

1)
The reinvestment of a significant part of profits of its subsidiaries,
2)
The credit obtained from its suppliers, and
3)
According to the Company’s business model it is possible to operate with negative working capital which means a continuing and increasing source of cashflows, in order to satisfy its financial and operational needs and continue with its growth.

The amount due to the financial institutions regarding the reverse factoring transactions amounted to Ps.472,950 (out of which Ps.449,850 corresponded to Santander and HSBC, and Ps.23,100 to other financial institutions), Ps.808,607 (out of which Ps.338,336 corresponded to Santander and Ps.470,271 to other financial institutions), and Ps.311,158 (out of which Ps.227,436 corresponded to Santander and Ps.83,722 to other financial institutions) for the years ended December 31, 2023, 2022 and 2021 which can lead to concentration of liquidity risk. However, the Company chooses which accounts payable the financial institutions will settle and decides which accounts will remain payable to the suppliers, being able to manage such risk.

The Company's contractual maturities of its financial liabilities are detailed below according to the maturity periods. The table has been prepared on the basis of cash flows without discounting, from the first date on which the Company may be required to pay. The table includes the cash flows corresponding to the principal amount and its interest.

	Up to 1 year		More than 1 and up to 3 Years		Over 3 and up to 5 Years		More than 5 years		Total
December 31, 2023
Debt (excluding issuance costs)	Ps.	768,576	Ps.	423,962	Ps.	—	Ps.	—	Ps.	1,192,538
Debt with related parties		—		1,665,422		—		—		1,665,422
Interest payable on Promissory Notes		—		5,087,245		—		—		5,087,245
Costs of modification and remeasurement of Promissory Notes		—		80,244		—		—		80,244
Accounts payable and accrued expenses		322,959		—		—		—		322,959
Suppliers		7,126,089		—		—		—		7,126,089
Lease liabilities		1,293,219		2,382,138		2,062,570		6,401,351		12,139,278
Total	Ps.	9,510,843	Ps.	9,639,011	Ps.	2,062,570	Ps.	6,401,351	Ps.	27,613,775

	Up to 1 year		More than 1 and up to 3 Years		Over 3 and up to 5 Years		More than 5 years		Total
December 31, 2022
Debt (excluding issuance costs)	Ps.	518,771	Ps.	129,770	Ps.	290,423	Ps.	—	Ps.	938,964
Debt with related parties		1,936		1,906,790		—		—		1,908,726
Interest payable on Promissory Notes		6,251		3,301,598		371,193		—		3,679,042
Accounts payable and accrued expenses		273,731		—		—		—		273,731
Suppliers		5,390,192		—		—		—		5,390,192
Lease liabilities		1,016,922		1,904,078		1,680,986		5,578,216		10,180,202
Total	Ps.	7,207,803	Ps.	7,242,236	Ps.	2,342,602	Ps.	5,578,216	Ps.	22,370,857

5.2.
Capital risk

The objectives of the Company to manage capital are to safeguard the Company' ability to continue as an ongoing business, maximize benefits for shareholders and maintain an optimal capital structure to reduce the cost of capital.

With the objective of maintaining or adjusting the capital structure, the Company can reduce capital in favor of shareholders and / or to cover accumulated losses. Nevertheless, the Company is subject to the restrictions described in Note 13.3d. Consistent with other participants in the industry, the Company monitors capital based on the operating leverage ratio.

5.3.
Exchange rate risks

The Company's exposure to the volatility of the exchange rate of its functional currency against the US dollar (USD) for the Company's financial instruments is shown as follows (figures in this table expressed in USD):

	December 31, 2023	December 31, 2022	December 31, 2021
Financial assets	13,643,181	15,090,609	7,895,480
Financial liabilities	(287,343,524)	(246,151,781)	(214,784,571)
Foreign exchange monetary position	(273,700,343)	(231,061,172)	(206,889,091)

The exchange rates at the date of the financial statements, for one US dollar, were as follows:

	Average exchange rate			Closing exchange rate
	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2023	December 31, 2022	December 31, 2021
MXN/USD	17.7338	20.1205	20.2822	16.8935	19.3615	20.3058

Based on the financial positions in foreign currency maintained by the Company which derives mainly from maintaining debt contracts and assets denominated in U.S. dollar, a hypothetical variation of 10% in the MXN/USD exchange rate and keeping all other variables constant would result in a profit or loss of Ps.462,376, Ps.447,369, and Ps.425,850, in the consolidated statement of profit or loss and stockholders’ equity as of December 31, 2023, 2022 and 2021.

5.4.
Interest rate risk

The Company's debt is at fixed rates; therefore the Company is not exposed to interest rate variation risk of loans bearing interest at variable rates. However, fixed-interest loans expose the Company to interest rate risk at fair value, which implies that the Company might be paying interest at rates significantly different from those of an observable market.